Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	$ 19,842	$ 18,662
Debt	25,895	25,276
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	20,026	18,554
Debt	$ 26,137	$ 25,372